UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2001

Check here if Amendment [ ]; Amendment Number:______________________
  This Amendment (Check only one.):   [ ]  is a restatement.
                                      [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hennessy Advisors, Inc.
Address:    The Courtyard Square
            750 Grant Avenue
            Suite 100
            Novato, CA  94945

Form 13F File Number:   028-06715

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Teresa M. Nilsen
Title:   Executive Vice President and Chief Financial Officer
Phone:   (415) 899-1555

Signature, Place, and Date of Signing:


     /s/ Teresa M. Nilsen               Novato, CA                10/18/01
     ---------------------------------------------------------------------
     Teresa M. Nilsen                                               Date

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:              114

Form 13F Information Table Value Total:        $ 188,428
                                              (thousands)


List of Other Included Managers:   NONE

Provide a numbered list of the name(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                     FORM 13F INFORMATION TABLE

                                              Name of Reporting Manager: Hennessy Funds

  Column 1:      Column 2:   Column 3:    Column 4:      Column 5:               Column 6:         Column 7:         Column 8:
                                           Market
                  Title        CUSIP       Value         Shares or                                  Other
Name of Issuer   of Class      Number    (x $1,000)   Principal Amount     Investment Discretion   Managers      Voting Authority
--------------   ---------   ---------   ----------  -------------------   ----------------------  ---------  ----------------------
                                                               SH/  Put/         Shared-  Shared-
                                                               PRN  Call   Sole  Defined   Other                 Sole   Shared  None
                                                               ---  ----   ----  -------  -------                ----   ------  ----

A T & T CORP      COMMON     001957109      1,371     64,388    SH         SOLE                                64,388
ABN AMRO HLDG
 N V  -SPON ADR   COMMON     000937102        312     17,000    SH         SOLE                                17,000
ADVANCE PCS       COMMON     00790K109      3,701     68,200    SH         SOLE                                68,200
Aegon Nv Ord
 Reg Amer         COMMON     007924103        296     10,125    SH         SOLE                                10,125
ALBERTSONS INC    COMMON     013104104        480     15,100    SH         SOLE                                15,100
ALLIED WASTE
 INDS INC         COMMON     019589308      3,341    213,100    SH         SOLE                               213,100
AMERISOURCE
 HEALTH CP -CL A  COMMON     03071P102      3,017     61,500    SH         SOLE                                61,500
AMSOUTH
 BANCORPORATION   COMMON     032165102        434     25,800    SH         SOLE                                25,800
BANK of AMERICA
 CORP             COMMON     060505104      1,210     22,103    SH         SOLE                                22,103
BARRETT
 RESOURCES CORP   COMMON     068480201      3,279     54,600    SH         SOLE                                54,600
BEAZER HOMES
 USA INC          COMMON     07556Q105      3,050     77,600    SH         SOLE                                77,600
Bellsouth
 Corporation      COMMON     079860102        380      9,298    SH         SOLE                                 9,298
BEVERLY
 ENTERPRISES      COMMON     087851309      3,033    379,100    SH         SOLE                               379,100
BRITISH AIRWAYS
 PLC  -ADR        COMMON     110419306        288      6,300    SH         SOLE                                 6,300
BRITISH AMERN
 TOB PLC  -ADR    COMMON     110448107        377     24,700    SH         SOLE                                24,700
BRITISH TELECOM
 PLC  -ADR        COMMON     111021408        290      3,900    SH         SOLE                                 3,900
CA NAC TELEFONOS
 VENEZ  -ADR      COMMON     204421101        377     19,400    SH         SOLE                                19,400
CARDINAL HEALTH
 INC              COMMON     14149Y108      3,019     31,200    SH         SOLE                                31,200
CAREMARK RX INC   COMMON     141705103      2,985    228,900    SH         SOLE                               228,900
CATERPILLAR INC   COMMON     149123101      1,604     36,140    SH         SOLE                                36,140
CBRL GROUP INC    COMMON     12489V106      3,103    170,612    SH         SOLE                               170,612
CEMEX S A  -ADR   COMMON     151290889        421     19,600    SH         SOLE                                19,600



                                                                 3

CHEVRON CORP      COMMON     166751107      1,774     20,201    SH         SOLE                                20,201
COMERICA INC      COMMON     200340107        431      7,000    SH         SOLE                                 7,000
CONAGRA INC       COMMON     205887102        281     15,400    SH         SOLE                                15,400
COVENTRY HEALTH
 CARE             COMMON     222862104      1,926    116,300    SH         SOLE                               116,300
CSX CORP          COMMON     126408103        512     15,200    SH         SOLE                                15,200
D R HORTON INC    COMMON     23331A109      2,983    141,025    SH         SOLE                               141,025
DAIMLERCHRYSLER   COMMON      sedol -         380      8,524    SH         SOLE                                 8,524
 AG                           2307389
DE BEERS CONS
 MINES  -ADR      COMMON     240253302        542     14,100    SH         SOLE                                14,100
DIAGEO PLC  -ADR  COMMON     25243Q205        364      9,000    SH         SOLE                                 9,000
DOW CHEMICAL      COMMON     260543103        379     12,000    SH         SOLE                                12,000
DREYER'S GRAND
 ICE CREAM INC    COMMON     261878102      2,495     96,200    SH         SOLE                                96,200
DU PONT (E I)
 DE NEMOURS       COMMON     263534109      1,284     31,540    SH         SOLE                                31,540
DYNEGY INC        COMMON     26816Q101      2,826     55,400    SH         SOLE                                55,400
EASTMAN KODAK CO  COMMON     277461109      1,202     30,145    SH         SOLE                                30,145
EL PASO ENERGY
 CORP/DE          COMMON     283905107      2,827     43,300    SH         SOLE                                43,300
Emerson Electric  COMMON     291011104        868     14,000    SH         SOLE                                14,000
ESTERLINE
 TECHNOLOGIES     COMMON     297425100      2,571    118,208    SH         SOLE                               118,208
EXPRESS SCRIPTS
 INC  -CL A       COMMON     302182100      2,635     30,400    SH         SOLE                                30,400
EXXON MOBIL
 CORPORATION      COMMON     30231G102        736      9,089    SH         SOLE                                 9,089
FIRST UNION CORP
 (N C)            COMMON     337358105        475     14,380    SH         SOLE                                14,380
FLEETBOSTON
 FINANCIAL CORP   COMMON     339030108        404     10,710    SH         SOLE                                10,710
FOOTSTAR INC      COMMON     344912100      2,517     62,700    SH         SOLE                                62,700



                                                                 4


FORD MOTOR CO     COMMON     345370860        469     16,670    SH         SOLE                                16,670
FRONTIER
 AIRLINES INC     COMMON     359065109      1,834    150,450    SH         SOLE                               150,450
General Electric
 Company          COMMON     369604103        320      7,645    SH         SOLE                                 7,645
GENERAL MOTORS
 CORP             COMMON     370442105      1,206     23,266    SH         SOLE                                23,266
GOLDEN STATE
 BANCORP INC      COMMON     381197102      2,752     98,700    SH         SOLE                                98,700
HANSON PLC  -ADR  COMMON     411352404        343     11,900    SH         SOLE                                11,900
HEALTH NET INC
 - CL A           COMMON     42222G108      2,442    118,500    SH         SOLE                               118,500
HEINZ (H J) CO    COMMON     423074103        342      8,500    SH         SOLE                                 8,500
IMPERIAL CHEM
 INDS PLC  -ADR   COMMON     452704505        303     12,300    SH         SOLE                                12,300
INTERNATIONAL
 PAPER CO         COMMON     460146103      1,116     30,936    SH         SOLE                                30,936
J.P. MORGAN
 CHASE & COMPANY  COMMON     46625H100      1,222     27,209    SH         SOLE                                27,209
KELLOGG CO        COMMON     487836108        408     15,100    SH         SOLE                                15,100
L-3 COMMUNICA-
 TIONS HLDGS INC  COMMON     502424104      3,182     40,300    SH         SOLE                                40,300
LENNAR CORP       COMMON     526057104      3,412     85,600    SH         SOLE                                85,600
MAY DEPARTMENT
 STORES CO        COMMON     577778103        468     13,200    SH         SOLE                                13,200
MDC HOLDINGS INC  COMMON     552676108      4,079    103,650    SH         SOLE                               103,650
MERITAGE CORP     COMMON     59001A102      2,459     83,300    SH         SOLE                                83,300
METHANEX CORP     COMMON     59151K108      3,858    482,200    SH         SOLE                               482,200
MID ATLANTIC
 MEDICAL SVCS     COMMON     59523C107      3,181    156,700    SH         SOLE                               156,700
MINNESOTA MINING
 & MFG CO         COMMON     604059105      1,068     10,275    SH         SOLE                                10,275
NATIONAL
 AUSTRALIA BK
 -ADS             COMMON     632525408        337      4,800    SH         SOLE                                 4,800
NATIONAL CITY
 CORP             COMMON     635405103        388     14,500    SH         SOLE                                14,500



                                                                 5


NATIONWIDE FINL
 SVCS  -CL A      COMMON     638612101      2,480     65,300    SH         SOLE                                65,300
NEWELL
 RUBBERMAID INC   COMMON     651229106        458     17,300    SH         SOLE                                17,300
NEWPORT NEWS
 SHIPBUILDING     COMMON     652228107      2,919     59,700    SH         SOLE                                59,700
NORFOLK SOUTHERN
 CORP             COMMON     655844108        485     29,000    SH         SOLE                                29,000
NVR INC           COMMON     62944T105      4,091     25,100    SH         SOLE                                25,100
OCCIDENTAL
 PETROLEUM CORP   COMMON     674599105        433     17,500    SH         SOLE                                17,500
OFFSHORE
 LOGISTICS        COMMON     676255102      3,575    144,100    SH         SOLE                               144,100
OWENS & MINOR
 INC              COMMON     690732102      2,891    174,900    SH         SOLE                               174,900
OXFORD HEALTH
 PLANS INC        COMMON     691471106      2,103     78,600    SH         SOLE                                78,600
PEPSI BOTTLING
 GROUP INC        COMMON     713409100      2,965     78,000    SH         SOLE                                78,000
PERFORMANCE FOOD
 GROUP CO         COMMON     713755106      3,176     60,500    SH         SOLE                                60,500
PHILIP MORRIS
 COMPANIES INC    COMMON     718154107      2,090     44,040    SH         SOLE                                44,040
PITNEY BOWES INC  COMMON     724479100        424     12,200    SH         SOLE                                12,200
PPG INDUSTRIES
 INC              COMMON     693506107        410      8,900    SH         SOLE                                 8,900
PPL CORP          COMMON     69351T106      3,020     68,700    SH         SOLE                                68,700
PROCTER &
 GAMBLE CO        COMMON     742718109        347      5,550    SH         SOLE                                 5,550
PULTE CORP        COMMON     745867101      2,974     73,600    SH         SOLE                                73,600
RARE HOSPITALITY
 INTL INC         COMMON     753820109      3,460    139,100    SH         SOLE                               139,100
REEBOK
 INTERNATIONAL
 LTD              COMMON     758110100      2,822    113,500    SH         SOLE                               113,500
REGIONS FINL
 CORP             COMMON     758940100        424     14,900    SH         SOLE                                14,900
RENT-A-CENTER
 INC              COMMON     76009N100      4,134     90,000    SH         SOLE                                90,000
RJ REYNOLDS
 TOBACCO HLDGS    COMMON     76182K105      3,574     63,700    SH         SOLE                                63,700



                                                                 6


RYLAND GROUP INC  COMMON     783764103      3,162     76,200    SH         SOLE                                76,200
SBC COMMUNICA-
 TIONS INC        COMMON     78387G103      1,474     33,036    SH         SOLE                                33,036
SCHEIN HENRY INC  COMMON     806407102      3,293     89,600    SH         SOLE                                89,600
STANDARD PACIFIC
 CP               COMMON     85375C101      2,802    132,800    SH         SOLE                               132,800
STEWART &
 STEVENSON
 SERVICES         COMMON     860342104      2,973    136,700    SH         SOLE                               136,700
TELECOM
 ARGENTINA
 -ADR B           COMMON     879273209        381     24,400    SH         SOLE                                24,400
TELEFONICA DE
 ARGENT  -S ADR   COMMON     879378206        283     11,900    SH         SOLE                                11,900
TENET HEALTHCARE
 CORP             COMMON     88033G100      3,071     69,800    SH         SOLE                                69,800
TEXTRON INC       COMMON     883203101        506      8,900    SH         SOLE                                 8,900
TOLL BROTHERS
 INC              COMMON     889478103      2,922     75,900    SH         SOLE                                75,900
TOMKINS PLC
 -ADR             COMMON     890030208        387     45,500    SH         SOLE                                45,500
TRIGON
 HEALTHCARE
 INC              COMMON     89618L100      2,057     39,947    SH         SOLE                                39,947
UNION PLANTERS
 CORP             COMMON     908068109        432     11,220    SH         SOLE                                11,220
UNIVERSAL HEALTH
 SVCS  -CL B      COMMON     913903100      2,455     27,800    SH         SOLE                                27,800
US Bancorp        COMMON     902973304        403     17,375    SH         SOLE                                17,375
USX-MARATHON
 GROUP            COMMON     902905827        388     14,396    SH         SOLE                                14,396
VENATOR GROUP
 INC              COMMON     922944103      2,764    200,300    SH         SOLE                               200,300
Verizon
 Communications   COMMON     92343V104        862     17,489    SH         SOLE                                17,489
Vodafone Group
 Plc Ord          COMMON     92857W100        711     26,183    SH         SOLE                                26,183
WACHOVIA CORP     COMMON     929771103        452      7,500    SH         SOLE                                 7,500
Wells Fargo &
 Co New           COMMON     949746101        925     18,690    SH         SOLE                                18,690
Westamerica
 Bancorp          COMMON     957090103        447     11,829    SH         SOLE                                11,829



                                                                 7


WESTERN GAS
 RESOURCES INC    COMMON     958259103      2,970     92,100    SH         SOLE                                92,100
WESTPAC BANKING
 -SPON ADR        COMMON     961214301        322     10,400    SH         SOLE                                10,400
WEYERHAEUSER CO   COMMON     962166104        411      8,100    SH         SOLE                                 8,100
XEROX CORP        COMMON     984121103        352     58,700    SH         SOLE                                58,700
   TOTAL                                  188,428



                                                                 8